Loss Per Share - Summary of Computation of Loss Per Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic loss per share
Net loss attributable to owners of the parent	€ (78)	€ (1,235)	€ (539)
Weighted-average ordinary shares outstanding	177,154,405	151,668,769	148,368,720
Basic	€ (0.44)	€ (8.14)	€ (3.63)
Diluted loss per share
Net loss attributable to owners of the parent	€ (78)	€ (1,235)	€ (539)
Fair value adjustments on warrants	(14)
Net loss used in the computation of diluted loss per share	€ (92)	€ (1,235)	€ (539)
Weighted-average ordinary shares outstanding
Weighted-average ordinary shares outstanding	177,154,405	151,668,769	148,368,720
Warrants	4,055,887
Diluted weighted average ordinary shares	181,210,292	151,668,769	148,368,720
Diluted	€ (0.51)	€ (8.14)	€ (3.63)